SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17 - SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events through October 11, 2022, the date the financial statements were available to be issued.

Subsequent to June 30, 2022, the Company entered into leases, letter of intents, or agreements to enter into leases with start dates through December 31, 2022. The new lease terms expire on various dates though December 31, 2037.

In July 2022, the Company entered into security purchase agreements with certain private investors under which it sold, in a private placements (“July 2022 Bridge Financing”), $1,955,000 principal amount. The Company has issued 252,875 Warrants in conjunction with the July 2022 Bridge Financing. The proceeds of this financial have been used by the Company to fund letter-of-credit based security deposits on new properties. This note bears interest at 5% per annum, with all accrued interest payable at maturity. The note matures on June 30, 2023 and is secured by a first priority security interest in all of the Company’s assets until such time as such notes are repaid or converted into a to be created series of the Company’s preferred stock or the Company’s common stock under the terms thereof. The July 2022 Bridge Financing is prepayable by the Company at any time at its election, together with a 15% prepayment premium. Following consummation of an initial public offering, the Company have the right, exercisable at its option, to convert all of the July 2022 Bridge Financing into a series of newly issued preferred stock. If the Company makes such an election, these notes will convert into a series of the Company’s preferred stock that will have an aggregate stated value equal to the aggregate principal (and interest then accrued thereon) of the notes being so converted, and pay dividends at 5% per annum on such stated value (accruing and payable at maturity or redemption of the preferred stock) and will be senior in right of liquidation to all the Company’s common stock and other securities classified as junior securities. Any such preferred stock issued upon conversion of these notes shall, in turn, at the election of the holder, be convertible into that number of shares of the Company’s common stock determined by dividing (a) the aggregate stated value (and accrued and unpaid dividends thereon) of the preferred stock being converted by (b) a conversion price of $3.00 per share. These notes are convertible into shares of the Company’s common stock at the option of the holders thereof at any time at a conversion price of $3.00 per share (75% of the per-share offering price in the Company’s IPO).

The Company priced its initial public offering (“IPO”) on August 11, 2022 and as a result raised $13.5 million before fees and expenses ($11.4 million after fees and expenses). In conjunction with the IPO, the entire amount of the $1,330,000 of unsecured 1.5% interest promissory notes, $1,000,000 of the 6% convertible notes due April 2023, the entire amount of the 1% convertible notes due March 2024 of $700,195 and the entire amount of the 1% loan payable due March 2024 of $20,500 converted into equity. Also in conjunction with the IPO, the bridge investors requested a repayment of $2.5 million of principal which was paid on August 17, 2022 repaying the entire July 2022 Bridge Financing with the balance going to the $1.5 million loan payable entered into in June 2022 (due May 2023).

In September the Company repaid $300,000 of the 6% related party loan payable due May 2023 (inclusive of repayment premium) and the Company repaid the remaining balance of the 6% convertible notes due April 2023.

In connection with the consummation of the Company’s IPO, the Company issued or granted warrants, inclusive of the warrants issued to the bridge investor in the transaction described above (and in prior bridge investments by such investor) and to certain of the Company’s insiders who provided additional bridge financing to the Company in April 2022, to purchase an aggregate of 1,782,000 shares of the Company’s common stock at a weighted average exercise price of $4.12.

In connection with the consummation of the Company’s IPO, the Company granted options to certain of its officers, directors and employees to purchase an aggregate of 2,644,000 shares of the Company’s common stock at weighed average exercise price of $4.00.

On September 30, 2022, Company entered into a securities purchase agreement with a private investor under which the Company sold or may sell, in a series of private placements up to an aggregate of $2,875,000 principal amount of 15% original issue discount notes and five-year warrants to purchase up to an aggregate of 718,750 shares of our common stock at a per-share exercise price of $4.00. The notes bear interest at 5% per annum, with all accrued interest payable at maturity. At the time of execution of this financing, the Company closed on $1,408,750 principal amount and issued warrants to purchase 352,188 shares of common stock for gross proceeds of $1,225,000 (giving effect to the 15% original issue discount). The notes mature on September 30, 2023.

17 - SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events through October 11, 2022, the date the financial statements were available to be issued.

In January 2022, Corphousing and its wholly owned subsidiary, SoBeNY, converted into C corporations, with the then current members of Corphousing becoming the stockholders of the newly formed C corporations, CorpHousing Group Inc. and SoBeNY Partners Inc., respectively. The conversion has no effect on our business or operations and was undertaken to convert the forms of these legal entities into corporations for purposes of operating as a public company. All properties, rights, businesses, operations, duties, obligations and liabilities of the predecessor limited liability companies remain those of CorpHousing Group Inc. and SoBeNY Partners Inc.

Subsequent to December 31, 2021, the Company entered into leases, letter of intents, or agreements to enter into leases with start dates through December 31, 2022. The new lease terms expire on various dates through December 31, 2037.

On April 8, 2022, certain insiders of our company, including our chief executive officers and certain of his immediate family members, our chief financial officer, and one of our directors, purchased in a private placement unsecured 1.5% interest promissory notes having an aggregate principal amount of $1.38 million. The proceeds were used by the Company as a cash security deposit reserve for our credit card processing functions.

In July 2022, the Company entered into security purchase agreements with certain private investors under which it sold, in a private placements (“July 2022 Bridge Financing”), $1,955,000 principal amount. The Company has issued 252,875 Warrants in conjunction with the July 2022 Bridge Financing. The proceeds of this financial have been used by the Company to fund letter-of-credit based security deposits on new properties. This note bears interest at 5% per annum, with all accrued interest payable at maturity. The note matures on June 30, 2023 and is secured by a first priority security interest in all of the Company’s assets until such time as such notes are repaid or converted into a to be created series of the Company’s preferred stock or the Company’s common stock under the terms thereof. The July 2022 Bridge Financing is prepayable by the Company at any time at its election, together with a 15% prepayment premium. Following consummation of an initial public offering, the Company have the right, exercisable at its option, to convert all of the July 2022 Bridge Financing into a series of newly issued preferred stock. If the Company makes such an election, these notes will convert into a series of the Company’s preferred stock that will have an aggregate stated value equal to the aggregate principal (and interest then accrued thereon) of the notes being so converted, and pay dividends at 5% per annum on such stated value (accruing and payable at maturity or redemption of the preferred stock) and will be senior in right of liquidation to all the Company’s common stock and other securities classified as junior securities. Any such preferred stock issued upon conversion of these notes shall, in turn, at the election of the holder, be convertible into that number of shares of the Company’s common stock determined by dividing (a) the aggregate stated value (and accrued and unpaid dividends thereon) of the preferred stock being converted by (b) a conversion price of $3.00 per share. These notes are convertible into shares of the Company’s common stock at the option of the holders thereof at any time at a conversion price of $3.00 per share (75% of the per-share offering price in the Company’s IPO).

The Company priced its initial public offering (“IPO”) on August 11, 2022 and as a result raised $13.5 million before fees and expenses ($11.4 million after fees and expenses). In conjunction with the IPO, the entire amount of the $1,330,000 of unsecured 1.5% interest promissory notes, $1,000,000 of the 6% convertible notes due April 2023, the entire amount of the 1% convertible notes due March 2024 of $700,195 and the entire amount of the 1% loan payable due March 2024 of $20,500 converted into equity. Also in conjunction with the IPO, the bridge investors requested a repayment of $2.5 million of principal which was paid on August 17, 2022 repaying the entire July 2022 Bridge Financing with the balance going to the $1.5 million loan payable entered into in June 2022 (due May 2023).

In September the Company repaid $300,000 of the 6% related party loan payable due May 2023 (inclusive of repayment premium) and the Company repaid the remaining balance of the 6% convertible notes due April 2023.

In connection with the consummation of the Company’s IPO, the Company issued or granted warrants, inclusive of the warrants issued to the bridge investor in the transaction described above (and in prior bridge investments by such investor) and to certain of the Company’s insiders who provided additional bridge financing to the Company in April 2022, to purchase an aggregate of 1,782,000 shares of the Company’s common stock at a weighted average exercise price of $4.12.

In connection with the consummation of the Company’s IPO, the Company granted options to certain of its officers, directors and employees to purchase an aggregate of 2,644,000 shares of the Company’s common stock at weighed average exercise price of $4.00.

On September 30, 2022, Company entered into a securities purchase agreement with a private investor under which the Company sold or may sell, in a series of private placements up to an aggregate of $2,875,000 principal amount of 15% original issue discount notes and five-year warrants to purchase up to an aggregate of 718,750 shares of our common stock at a per-share exercise price of $4.00. The notes bear interest at 5% per annum, with all accrued interest payable at maturity. At the time of execution of this financing, the Company closed on $1,408,750 principal amount and issued warrants to purchase 352,188 shares of common stock for gross proceeds of $1,225,000 (giving effect to the 15% original issue discount). The notes mature on September 30, 2023.